JOHN H. LIVELY, Managing Partner

john.lively@practus.com

11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

(913) 660-0778

September 24, 2024

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE: Precidian ETFs Trust (the “Trust”) (File Nos. 333-171987 and 811-22524)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on September 20, 2024 (Accession No. 0001999371-24-012214) for the Anheuser-Busch InBev SA/NV ADRhedged™, AstraZeneca PLC ADRhedged™, Banco Santander, S.A. ADRhedged™, BP P.L.C. ADRhedged™, British American Tobacco p.l.c. ADRhedged™, Diageo plc ADRhedged™, GSK plc ADRhedged™, HSBC Holdings Plc ADRhedged™, Mitsubishi UFJ Financial Group, Inc. ADRhedged™, Novartis AG ADRhedged™, Novo Nordisk A/S (B Shares) ADRhedged™, Shell plc ADRhedged™, Sanofi ADRhedged™, SAP SE ADRhedged™, TotalEnergies S.E. ADRhedged™, Toyota Motor Corporation ADRhedged™, and Vodafone Group Plc ADRhedged™, each a portfolio series of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.

Very truly yours,

/s/ John H. Lively
On behalf of Practus, LLP